CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 5,323,482	$ 6,613,406	$ 4,135,558
Adjustments to reconcile net income to net cash provided by operating activities:
Other payables and accrued liabilities	70,804	46,712	73,209
Due to shareholder	25,000	182,499	50,000
Net cash provided by operating activities	15,528,845	12,441,861	1,804,435
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by / (used in) investing activities	(17,537)	(29,687)	(80,985)
CASH FLOWS FROM FINANCING ACTIVITIES:
Treasury stock purchased	(36,810)	(58,735)
Net cash provided by / (used in) financing activities	(7,532,571)	(4,431,100)	(3,500,632)
INCREASE / (DECREASE) IN CASH	7,978,737	7,981,074	(1,777,182)
Effect of exchange rate changes on cash	(8,573,384)	(7,853,389)	1,322,324
Cash and cash equivalents at beginning of period	812,277	684,592	1,139,450
CASH AND CASH EQUIVALENTS AT END OF PERIOD	217,631	812,277	684,592
Ossen Innovation Co., Ltd [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	4,823,973	5,896,804	3,858,876
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(5,104,050)	(6,095,829)	(4,060,534)
Other payables and accrued liabilities	213,909	132,938	156,249
Due to shareholder	25,000	182,499	50,000
Net cash provided by operating activities	(41,168)	116,412	4,591
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by / (used in) investing activities
CASH FLOWS FROM FINANCING ACTIVITIES:
Treasury stock purchased	(36,810)	(58,735)
Net cash provided by / (used in) financing activities	(36,810)	(58,735)
INCREASE / (DECREASE) IN CASH	(77,978)	57,677	4,591
Effect of exchange rate changes on cash	(54)	54
Cash and cash equivalents at beginning of period	81,493	23,762	19,171
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 3,461	$ 81,493	$ 23,762